BORROWINGS	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
BORROWINGS

10. BORROWINGS

The Company's bank borrowings consist of the following:

	At December 31,
	2014	2015
Short-term	$624,871,434	$667,682,811
Long-term, current portion	29,803,934	1,104,735

Subtotal	654,675,368	668,787,546
Long-term	43,451,827	38,776,693

	$698,127,195	$707,564,239

As of December 31, 2014 and 2015, the maximum bank credit facilities granted to the Company were $842,670,304 and $759,673,982, respectively, of which $735,786,108 and $663,519,098 were drawn down, and $106,884,196 and $96,154,884 were available as of December 31, 2014 and 2015, respectively. The available lines of credit as of December 31, 2015 are subject to annual review and renewal by the financial intuitions.

As of December 31, 2014, short-term borrowings of $353,549,434 and long-term borrowings of $10,532,710 were secured by property, plant and equipment with carrying amounts of $617,467,925, prepaid land use right of $33,466,942 and accounts receivable of $12,948,070. As of December 31, 2015, short-term borrowings of $307,558,955 and long-term borrowings of $9,294,218 were secured by property, plant and equipment with carrying amounts of $511,097,611, investment of $188,471,367, and prepaid land use right of $34,555,805.

In addition, $301,773,840 and $318,008,380 of borrowings were guaranteed by personal assets of Mr. Xianshou Li, the Company's chief executive officer, and his family as of December 31, 2014 and 2015, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 5.46%, 5.75% and 5.65% in the years ended December 31, 2013, 2014 and 2015, respectively. The borrowings are repayable within one year.

There are financial covenants associated with Renesola Zhejiang, Renesola Jiangsu, Zhejiang Integration, and Sichuan Ruiyu's short-term borrowings of $397,968,894, $10,220,651, $4,554,004 and $3,087,460 respectively, related to certain operational metrics and financial ratios. As of December 31, 2015, the aforementioned four subsidiaries were in compliance with all debt covenants.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.82%, 6.91% and 6.58% in the year ended December 31, 2013, 2014 and 2015, respectively.

There are financial covenants associated with MG Solar Systems EOOD and NOVE Eco Energy EOOD's long-term borrowings of $4,385,890 and $4,908,268 respectively, related to certain operational metrics and financial ratios. As of December 31, 2015, MG Solar Systems EOOD and NOVE Eco Energy EOOD were in compliance with all debt covenants.

Future principal repayment on the long-term bank loans are as follows:

2016	$1,156,125
2017	31,644,149
2018	1,189,061
2019 and after	5,892,093

$39,881,428

c) Interest expense

Interest expense incurred for the years ended December 31, 2013, 2014 and 2015 was $53,333,912, $49,261,829, and $43,417,785 respectively, of which $1,225,421, $246,027 and $nil has been capitalized in the carrying value of property, plant and equipment.